Trade and Other Receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Trade and other receivables [abstract]
Trade and Other Receivables

Note 4. Trade and Other Receivables

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Current assets
Other receivable	244,804	264,705
Rent Bond	-	5,830
Prepayments	150,226	217,351
GST receivable	5,504	7,300

	400,534	495,186

Nova Minerals Limited

Notes to the consolidated financial statements

31 December 2023

Note 7. Current Assets – Prepaid and Other Current Assets

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Other receivable	264,705	29,216
Rent bond	5,830	5,830
Prepayments	217,351	64,575
GST receivable	7,300	142,860

	495,186	242,481

The Company’s exposure to credit risk related to trade and other receivables are disclosed in note 16.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023